Financial risk management (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) process numeral	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
At December [Abstract]
Fraud risk, number of processes to control fraud risk | process	2
Credit and Liquidity Risk: level of risk for card issuers | numeral	3
Payables to third parties	R$ 21,534,388	R$ 18,072,898
Trade payables	513,920	449,102
Payables to related parties	476,805	593,906
Deposits	16,188,440	11,995,288	R$ 3,133,996
Borrowings	189,427	0
Cash and cash equivalents	2,899,060	1,829,097	R$ 1,794,362	R$ 1,640,065
Not later than one month [member]
At December [Abstract]
Payables to third parties	15,763,153	13,354,285
Trade payables	507,878	397,335
Payables to related parties	0	0
Deposits	1,638,743	876,415
Borrowings	0
Due within 31 to 120 days [Member]
At December [Abstract]
Payables to third parties	2,636,667	1,717,388
Trade payables	5,830	50,975
Payables to related parties	56,390	62,559
Deposits	6,284,683	3,384,194
Borrowings	195,603
Due within 121 to 180 days [Member]
At December [Abstract]
Payables to third parties	573,115	856,011
Trade payables	77	309
Payables to related parties	0	30,390
Deposits	2,649,511	2,075,859
Borrowings	0
Later than six months and not later than one year [member]
At December [Abstract]
Payables to third parties	2,375,592	2,060,455
Trade payables	135	482
Payables to related parties	86,450	506,671
Deposits	1,253,959	4,521,112
Borrowings	0
Later than one year [member]
At December [Abstract]
Payables to third parties	185,861	84,759
Trade payables	0	0
Payables to related parties	383,687	0
Deposits	5,448,062	R$ 2,198,340
Borrowings	R$ 0